S-K 1603(b) Conflicts of Interest	Sep. 03, 2025
SPAC Sponsor, Conflict of Interest [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant the lock up provisions in the letter agreement entered into with us, our sponsor and our directors and executive officers have agreed not to transfer, assign or sell any of their founder shares and private placement shares owned by them, if any, as summarized in the table below:

Subject Shares	Natural Persons and Entities Subject to Restrictions	Expiration Date	Exceptions to Transfer Restrictions
Founder Shares	Crown Acquisition Sponsor LLC Prashant Patel Eric Sherb Michael L. Peterson Donald G. Fell Avinash Wadhwani Mayur Doshi

The earlier to occur of (A) one year after the completion of our initial business combination or (B) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property (except as described herein under “Principal Shareholders — Transfers of Founder Shares and Private Placement Units”).

Notwithstanding the foregoing, if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lock-up.

Transfers permitted: to our officers or directors, any affiliates or family members of our officers or directors, any members of our sponsor, or any affiliates of our sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization, (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual, (d) in the case of an individual, pursuant to a qualified domestic relations order, (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangements or in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased, (f) in the event of our liquidation prior to our completion of our initial business combination, or (g) by virtue of the laws of the State of Delaware or our sponsor’s operating agreement upon dissolution of our sponsor; provided, however, that in the case of clauses (a) through (e) or (g), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by our sponsor with respect to such securities (including provisions relating to voting, the trust account and liquidation distributions described elsewhere in this prospectus).

Subject Shares	Natural Persons and Entities Subject to Restrictions	Expiration Date	Exceptions to Transfer Restrictions
Private Placement Units	Crown Acquisition Sponsor LLC Prashant Patel Eric Sherb Michael L. Peterson Donald G. Fell Avinash Wadhwani Mayur Doshi	The completion of our initial business combination	Same as above
Class B-2 Units	Crown Acquisition Sponsor LLC Prashant Patel Eric Sherb Michael L. Peterson Donald G. Fell Avinash Wadhwani Mayur Doshi	The completion of our initial business combination	Same as above
Class C Units	Crown Acquisition Sponsor LLC Prashant Patel Eric Sherb Michael L. Peterson Donald G. Fell Avinash Wadhwani Mayur Doshi All holders	Three months after the completion of our initial business combination	Same as above
Subject Shares	Natural Persons and Entities Subject to Restrictions	Expiration Date	Exceptions to Transfer Restrictions
Any units, warrants, Share Rights, ordinary shares or any other securities convertible into, or exercisable for, any units, ordinary shares, founder shares, warrants, or rights	Crown Acquisition Sponsor LLC Prashant Patel Eric Sherb Michael L. Peterson Donald G. Fell Avinash Wadhwani Mayur Doshi	180 days from the date of this prospectus

No transfer without the prior written consent of Polaris; provided, however, that we may (1) issue and sell the private placement units; (2) issue and sell the additional units to cover our underwriters’ over-allotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement units and their underlying securities and the Class A ordinary shares issuable upon conversion of the Share Rights and the founder shares; and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the Company (as long as such current or future independent director transferee is subject to the letter agreement, filed herewith, or executes an agreement substantially identical to the letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). Polaris in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice.